Putnam Investments
One Post Office Square
Boston, MA 02109

December 3, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Low Volatility Equity Fund,
Putnam Short Duration Income Fund, Putnam Short Term Investment Fund and Putnam Strategic Volatility
Equity Fund series (The “Funds”) Post-Effective Amendment No. 196 to Registration Statement on Form
N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 196 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2014.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

PUTNAM FUNDS TRUST
On behalf of
Putnam Low Volatility Equity Fund,
Putnam Short Duration Income Fund
Putnam Short Term Investment Fund and
Putnam Strategic Volatility Equity Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP